Statements of Consolidated Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income (loss)	$ (36,761)	$ (108,443)	$ (114,034)
Actuarial gains and losses	37	597	1,983
Currency translation adjustment generated by the parent company	(7,581)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss from continued operations	(7,545)	597	1,983
Currency translation adjustment	4,734	2,919	(16,770)
Other comprehensive income (loss) that will be reclassified subsequently to income or loss from continuing operations	4,734	2,919	(16,770)
Other comprehensive income (loss) from discontinued operations	0	(1,522)	5,831
Total Comprehensive income (loss)	(39,572)	(106,449)	(122,989)
Attributable to shareholders of Cellectis	(39,572)	(100,535)	(114,739)
Attributable to non-controlling interests	$ (0)	$ (5,914)	$ (8,250)